Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Carrying Value of Convertible Notes

The carrying value of the convertible notes as of December 31 were as follows (in thousands):

	As of December 31,
	2018	2019
Convertible note principal and accrued interest	$1,268	$2,241
Less: unamortized discount for issuance costs	(14)	(18)
Less: unamortized discount related to derivative liability	(532)	(670)
Net carrying value, convertible notes	$722	$1,553